STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2013
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STATUTORY RESERVES AND RESTRICTED NET ASSETS
24.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant law and regulations in the PRC, the Company’s subsidiary, VIE and VIE’s subsidiaries in the PRC are required to maintain non-distributable statutory reserve. Appropriations to the statutory reserve are required to be made at 10% of profit after taxes as reported in these entities’ statutory financial statements prepared under PRC GAAP. Once appropriated, these amounts are not available for future distribution to owners or shareholders. Once the statutory reserve is accumulated to 50% of these entities’ registered capital, these entities can choose not to provide further statutory reserves. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production and an increase in registered capital of these entities. Amounts contributed to the statutory reserve were $370, $162 and $51 for 2011, 2012 and 2013, respectively.

Relevant PRC laws and regulations restrict the Wholly Foreign Owned Entity (“WFOE”) and VIE from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. The balance of restricted net assets was $92,729 and $87,137, of which $34,196 and $30,876 was attributed to the paid in capital and statutory reserves of the VIE and $58,533 and $ 56,261 was attributed to the paid in capital and statutory reserves of the WFOE, as of December 31, 2012 and 2013, respectively. The WFOE’s accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIE’s revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.